Transamerica International Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 2.0%
Northern Star Resources, Ltd.	935,021	$ 9,265,160

Austria - 1.1%
Erste Group Bank AG (A)	248,580	5,205,364

China - 9.3%
Airtac International Group	308,100	7,008,916
Alibaba Group Holding, Ltd., ADR (A)	31,344	9,214,509
ANTA Sports Products, Ltd.	706,800	7,376,458
Ping An Insurance Group Co. of China, Ltd., H Shares	578,300	6,003,244
Tencent Holdings, Ltd.	192,900	13,029,116

		42,632,243

Finland - 2.6%
Neste OYJ	224,645	11,829,735

France - 5.1%
Sanofi	112,720	11,295,876
TOTAL SE (B)	122,660	4,212,457
Vinci SA	92,427	7,722,878

		23,231,211

Germany - 4.5%
Bayerische Motoren Werke AG	87,800	6,372,269
Henkel AG & Co. KGaA	57,578	5,385,161
Knorr-Bremse AG	74,330	8,753,211

		20,510,641

Ireland - 4.5%
Kingspan Group PLC (A)	88,901	8,090,546
Smurfit Kappa Group PLC	324,004	12,713,253

		20,803,799

Israel - 2.6%
Nice, Ltd., ADR (A) (B)	51,617	11,718,608

Italy - 3.4%
Enel SpA	1,793,088	15,556,664

Japan - 23.3%
Asahi Group Holdings, Ltd.	302,100	10,528,976
Haseko Corp.	657,300	8,657,949
Koito Manufacturing Co., Ltd.	142,300	7,260,958
Lasertec Corp.	76,200	6,263,557
Nidec Corp.	114,800	10,765,700
Nitori Holdings Co., Ltd.	53,800	11,160,909
Open House Co., Ltd.	234,000	8,477,698
Pan Pacific International Holdings Corp.	367,100	8,549,126
SoftBank Group Corp.	168,100	10,401,108
Sushiro Global Holdings, Ltd.	311,700	7,927,882
Takeda Pharmaceutical Co., Ltd.	192,636	6,885,374
Tokyo Electron, Ltd.	37,300	9,744,792

		106,624,029

Luxembourg - 1.5%
Aroundtown SA (A)	1,354,727	6,800,526

Netherlands - 2.8%
Euronext NV (C)	102,666	12,860,566

New Zealand - 1.5%
a2 Milk Co., Ltd. (A) (B)	681,384	6,881,862

	Shares	Value
COMMON STOCKS (continued)
Norway - 3.6%
DNB ASA (A)	655,788	$ 9,135,532
Equinor ASA	510,306	7,229,844

		16,365,376

Republic of Korea - 2.7%
Samsung Electronics Co., Ltd.	253,247	12,572,226

Spain - 2.4%
Iberdrola SA	881,867	10,854,534

Sweden - 2.3%
Epiroc AB, Class A	169,400	2,453,970
Epiroc AB, Class B	590,663	8,198,805

		10,652,775

Switzerland - 8.5%
Lonza Group AG	24,729	15,261,136
Roche Holding AG	44,907	15,382,469
Swiss Life Holding AG	22,013	8,329,530

		38,973,135

Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	152,505	12,363,580

United Kingdom - 11.7%
Ashtead Group PLC	190,671	6,866,326
Beazley PLC	1,236,071	4,893,623
British American Tobacco PLC	263,972	9,469,012
GlaxoSmithKline PLC	316,024	5,924,656
Legal & General Group PLC	3,147,449	7,678,082
Rio Tinto PLC, ADR (B)	225,019	13,588,898
Smith & Nephew PLC	269,539	5,280,085

		53,700,682

Total Common Stocks (Cost $404,478,892)		449,402,716

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	12,000,289	12,000,289

Total Other Investment Company (Cost $12,000,289)		12,000,289

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (E)
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $162,153 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $165,430.	$ 162,153	162,153

Total Repurchase Agreement (Cost $162,153)		162,153

Total Investments (Cost $416,641,334)		461,565,158
Net Other Assets (Liabilities) - (0.7)%		(3,281,141)

Net Assets - 100.0%		$ 458,284,017

Transamerica Series Trust	Page 1

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.6%	$39,488,375
Semiconductors & Semiconductor Equipment	6.1	28,371,929
Insurance	5.8	26,904,479
Machinery	5.7	26,414,902
Electric Utilities	5.7	26,411,198
Oil, Gas & Consumable Fuels	5.0	23,272,036
Metals & Mining	4.9	22,854,058
Real Estate Management & Development	3.3	15,278,224
Life Sciences Tools & Services	3.3	15,261,136
Banks	3.1	14,340,896
Interactive Media & Services	2.8	13,029,116
Capital Markets	2.8	12,860,566
Containers & Packaging	2.8	12,713,253
Technology Hardware, Storage & Peripherals	2.7	12,572,226
Software	2.5	11,718,608
Specialty Retail	2.4	11,160,909
Electrical Equipment	2.3	10,765,700
Beverages	2.3	10,528,976
Wireless Telecommunication Services	2.3	10,401,108
Tobacco	2.1	9,469,012
Internet & Direct Marketing Retail	2.0	9,214,509
Household Durables	1.9	8,657,949
Multiline Retail	1.9	8,549,126
Building Products	1.8	8,090,546
Hotels, Restaurants & Leisure	1.7	7,927,882
Construction & Engineering	1.7	7,722,878
Textiles, Apparel & Luxury Goods	1.6	7,376,458
Auto Components	1.6	7,260,958
Food Products	1.5	6,881,862
Trading Companies & Distributors	1.5	6,866,326
Automobiles	1.4	6,372,269
Household Products	1.2	5,385,161
Health Care Equipment & Supplies	1.1	5,280,085

Investments	97.4	449,402,716
Short-Term Investments	2.6	12,162,442

Total Investments	100.0%	$461,565,158

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$46,885,595	$402,517,121	$—	$449,402,716
Other Investment Company	12,000,289	—	—	12,000,289
Repurchase Agreement	—	162,153	—	162,153

Total Investments	$58,885,884	$402,679,274	$—	$461,565,158

Transamerica Series Trust	Page 2

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,165,906, collateralized by cash collateral of $12,000,289 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,261,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of the 144A security is $12,860,566, representing 2.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica International Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 4